Equity share capital and share premium (Details) € / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares
Disclosure of classes of share capital [line items]
Total shares	597,700,000	597,700,000	597,600,000
Share capital | $	$ 267		$ 267
Share premium. | $	$ 5,989		$ 5,989
Par value | € / shares		€ 0.01		€ 0.01
Authorized share capital | €		€ 1,000,000,000
Share issuance	100,000
Maximum
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000,000	100,000,000,000